Operating Segment Information and Concentrations of Risk - Operating Segments and Geographical Information (Parenthetical) (Detail) (USD $)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Segment Reporting Information [Line Items]
Research and development costs	$ 31,700,000	$ 33,100,000	$ 37,200,000
Selling, general and administrative expenses	245,500,000	224,400,000	218,600,000
Asset impairment			16,900,000
Asbestos adjustments	(33,400,000)	195,800,000	117,100,000
AICF SG&A expenses	2,500,000	2,100,000	1,700,000
Net interest (expense) income	(7,500,000)	(1,100,000)	2,400,000
General Corporate [Member]
Segment Reporting Information [Line Items]
Asbestos adjustments	33,400,000	(195,800,000)	(117,100,000)
Value of Asbestos-related assets	657,300,000	812,400,000
USA & Europe Fiber Cement [Member]
Segment Reporting Information [Line Items]
Research and development costs	6,100,000	9,600,000	11,900,000
Asset impairment			16,900,000
Asia Pacific Fiber Cement [Member]
Segment Reporting Information [Line Items]
Research and development costs	1,400,000	1,300,000	1,700,000
Adjustments to provision for New Zealand product benefit / (expense) claims	4,300,000	(1,800,000)	(13,200,000)
Research and Development [Member]
Segment Reporting Information [Line Items]
Research and development costs	24,200,000	22,200,000	23,600,000
Selling, general and administrative expenses	1,800,000	2,200,000	2,400,000
AICF Funding [Member]
Segment Reporting Information [Line Items]
Net interest (expense) income	$ 1,400,000	$ 2,900,000	$ 7,000,000